INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 13,535	$ 25,365
Short-term restricted cash	16	16
Bank deposits	56,574	30,628
Marketable securities	9,270	11,955
Trade receivables, net	11,623	6,043
Inventory	3,201	1,905
Prepaid expenses and other current assets	6,678	6,707
Total current assets	100,897	82,619
LONG-TERM ASSETS:
Restricted deposits	2,897	2,725
Property and equipment, net	20,752	23,432
Operating lease right-of-use assets, net	26,469	23,194
Other long-term assets	90	79
Total long-term assets	50,208	49,430
Total assets	151,105	132,049
CURRENT LIABILITIES:
Trade payables	3,346	8,813
Deferred revenues	3,449	274
Employees and payroll accruals	9,498	8,722
Accrued expenses and other current liabilities	6,376	5,631
Operating lease liabilities	5,635	4,330
Total current liabilities	28,304	27,770
LONG-TERM LIABILITIES:
Operating lease liabilities	29,625	25,264
Warrants liability	56	86
Total long-term liabilities	29,681	25,350
SHAREHOLDERS' EQUITY:
Ordinary Shares of no-par value: Authorized: 500,000,000 shares as of June 30, 2025 and December 31, 2024; Issued and outstanding: 200,774,840 and 169,397,030 shares as of June 30, 2025 and December 31, 2024, respectively	0	0
Additional paid-in capital	854,286	808,974
Accumulated deficit	(761,166)	(730,045)
Total shareholders' equity	93,120	78,929
Total liabilities and shareholders' equity	$ 151,105	$ 132,049